Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of segment information [Abstract]
Disclosure of operating segments [text block]
	December 31, 2020	December 31, 2019
Switzerland	9,030,778	6,852,286
Australia	151,269	—
Total	9,182,047	6,852,286